Condensed consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Receivables due from related parties	$ 984	$ 269
Current payables to related parties	293	272
Prepaid expenses and other current assets	$ 3,344	$ 2,281